Summary of Significant Accounting Policies (Details) - Schedule of Consolidation of Variable Interest Entity - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
ASSETS
Cash	$ 1,018,692	$ 922,197
Inventories	52,336	121,733
Other current assets	82,751	51,004
Long-term investment	1,028,984	1,100,294
Goodwill	211,096	227,683
Property and equipment, net	1,515,249	2,278,091
Deposits for property and equipment		45,755,946
Other noncurrent assets	189,691	131,266
Total Assets	4,098,799	50,588,214
Other liabilities	412,648	666,841
Total Liabilities	412,648	666,841
Revenue	1,099,354	765,094	$ 358,515
Net loss	$ (43,451,799)	$ (2,671,274)	$ (401,387)